Net Gains on Sale of Containers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	47,062	35,641	37,491
Gains on sales of containers, net	$ 34,837	$ 31,631	$ 27,624
Previously written down containers
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	1,441	1,540	6,767
Gains on sales of containers, net	971	2,464	3,337
Containers not written down
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	45,621	34,101	30,724
Gains on sales of containers, net	$ 33,866	$ 29,167	$ 24,287